SHAREHOLDERS' EQUITY (Schedule of Awards Outstanding) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding | shares	1,621,037
Number of options exercisable | shares	839,013
0.01 [Member] | RSUs [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.01
Number of options outstanding | shares	74,887
Awards outstanding, weighted average remaining contractual life (years)	5 years 9 months
Awards outstanding, weighted average exercise price per share	$ 0.01
Number of options exercisable | shares	0
Awards exercisable, weighted average exercise price	$ 0
$ 6.9-9.5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	6.9
Exercise price, maximum	$ 9.5
Number of options outstanding | shares	200,100
Awards outstanding, weighted average remaining contractual life (years)	6 years 5 months 26 days
Awards outstanding, weighted average exercise price per share	$ 8.59
Number of options exercisable | shares	4,000
Awards exercisable, weighted average remaining contractual life (years)	4 years 4 months 6 days
Awards exercisable, weighted average exercise price	$ 9.48
$ 10.2-19.70 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	10.2
Exercise price, maximum	$ 19.7
Number of options outstanding | shares	1,180,050
Awards outstanding, weighted average remaining contractual life (years)	4 years 10 days
Awards outstanding, weighted average exercise price per share	$ 13.59
Number of options exercisable | shares	669,013
Awards exercisable, weighted average remaining contractual life (years)	3 years 4 months 28 days
Awards exercisable, weighted average exercise price	$ 14.04
$ 20.3-30.2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	20.3
Exercise price, maximum	$ 30.2
Number of options outstanding | shares	128,000
Awards outstanding, weighted average remaining contractual life (years)	1 year 7 months 2 days
Awards outstanding, weighted average exercise price per share	$ 26.98
Number of options exercisable | shares	128,000
Awards exercisable, weighted average remaining contractual life (years)	1 year 7 months 2 days
Awards exercisable, weighted average exercise price	$ 26.98
$ 31.5-41.5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	31.5
Exercise price, maximum	$ 41.5
Number of options outstanding | shares	38,000
Awards outstanding, weighted average remaining contractual life (years)	2 months 23 days
Awards outstanding, weighted average exercise price per share	$ 34.95
Number of options exercisable | shares	38,000
Awards exercisable, weighted average remaining contractual life (years)	2 months 23 days
Awards exercisable, weighted average exercise price	$ 34.95